RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Product sales to Hongen Kindergartens	1,326	2,157	1,224	177
Rental and property management services from Perfect World Group(1)	240	26,463	26,818	3,888
Research and development outsourcing, administrative, IP licensing and other services from Perfect World Group	1,303	3,979	3,668	532
Research and development outsourcing and other services from Hongen Education	381	459	166	24
Research and development outsourcing services from Equity Investee	—	—	20	3
Purchase of products from Equity Investee	—	—	357	52
Assets transferred to Perfect World Group(2)	8,405	429	—	—

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(in thousands)
Amounts due from related parties, current:
Perfect World Group entities(3)	2,799	2,263	327
Hongen Education	46	18	3
Equity Investee	—	5	1
	2,845	2,286	331
Amounts due from related parties, non-current:
Perfect World Group entities(3)	4,223	—	—
	4,223	—	—
Amounts due to related parties:
Perfect World Group entities(1)	8,853	6,807	987
Equity Investee	—	107	16
Hongen Education	—	30	4
	8,853	6,944	1,007
Operating lease ROU assets leased from:
Perfect World Group entities(1)	32,944	8,621	1,250
	32,944	8,621	1,250
Current operating lease liabilities arising from offices leased from:
Perfect World Group entities(1)	23,270	4,616	669
	23,270	4,616	669
Non-current operating lease liabilities arising from offices leased from:
Perfect World Group entities(1)	5,501	—	—
	5,501	—	—